Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beijing Taiying Anrui Holding Co., Ltd. [Member]
Nature of relationship of related parties	Sole Shareholder	Sole Shareholder	Sole Shareholder
Shandong Luk Information Technology Co., Ltd. [Member]
Nature of relationship of related parties	Controlled by the brother of Gary Wang, the Chief Executive Officer of the Company	Controlled by the brother of Gary Wang, the Chief Executive Officer of the Company	Controlled by the brother of Gary Wang, the Chief Executive Officer of the Company
Chongqing Shenggu Human Resources Co., Ltd. [Member]
Nature of relationship of related parties	Controlled by Beijing Taiying	Controlled by Beijing Taiying	Controlled by Beijing Taiying
Chongqing Taiying Shiye Development Co., Ltd. [Member]
Nature of relationship of related parties	David Wang, the Chief Financial Officer of the Company, being a 5% shareholder	David Wang, the Chief Financial Officer of the Company, being a 5% shareholder	David Wang, the Chief Financial Officer of the Company, being a 5% shareholder
Shenzhen Shenggu Human Resources Management Co., Ltd. [Member]
Nature of relationship of related parties	Controlled by Beijing Taiying and David Wang being a 15% shareholder	Controlled by Beijing Taiying and David Wang being a 15% shareholder	Controlled by Beijing Taiying and David Wang being a 15% shareholder
Beijing Jiate Information Technology Co., Ltd. [Member]
Nature of relationship of related parties	Noncontrolling shareholder of HTCC	Noncontrolling shareholder of HTCC	Noncontrolling shareholder of HTCC
Jiangsu Sound Valley Human Resource Management Co., Ltd. [Member]
Nature of relationship of related parties	Controlled by Gary Wang	Controlled by Gary Wang	Controlled by Gary Wang
Jinan Shenggu Human Resources Management Co., Ltd. [Member]
Nature of relationship of related parties	Controlled by Gary Wang	Controlled by Gary Wang	Controlled by Gary Wang
Beijing Shenggu Education Investment Co., Ltd. [Member]
Nature of relationship of related parties	Controlled by Gary Wang	Controlled by Gary Wang	Controlled by Gary Wang
Shenzhen Shenggu Human Resources Management Co., Ltd. [Member]
Nature of relationship of related parties	Controlled by Gary Wang	Controlled by Gary Wang	Controlled by Gary Wang
Tai’an Taiying Wealth and Equity Investment and Management Co., Ltd. [Member]
Nature of relationship of related parties	David Wang being the legal person of TWIC	David Wang being the legal person of TWIC	David Wang being the legal person of TWIC